Combined earnings per share - Summary of Computation of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Basic earnings per share (in Euros per share)	€ 2.33	€ 2.13	€ 2.15
Diluted earnings per share (in Euros per share)	2.32	2.12	2.14
Underlying earnings per share (in Euros per share)	€ 2.62	€ 2.48	€ 2.55
Average number of shares - used for basic earnings per share	2,599.9	2,620.3	2,616.5
Less treasury shares held by employee share trusts and companies	(29.3)	(8.9)	(157.0)
Add dilutive effect of share-based compensation plans	9.7	9.5	10.2
Diluted average number of shares - used for diluted and underlying earnings per share	2,609.6	2,629.8	2,626.7
Net profit	€ 6,621	€ 6,073	€ 6,026
Non-controlling interests	(572)	(492)	(401)
Net profit attributable to shareholders’ equity - used for basic and diluted earnings per share	6,049	5,581	5,625
Post-tax impact of non-underlying items	790	951	1,063
Underlying profit attributable to shareholders’ equity – used for underlying earnings per share	€ 6,839	€ 6,532	€ 6,688
Unilever PLC
Earnings per share [line items]
Average number of shares - used for basic earnings per share	2,629.2	1,351.1	1,175.5
Unilever N.V.
Earnings per share [line items]
Average number of shares - used for basic earnings per share	0.0	1,278.1	1,598.0